SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

a. Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

b. Financing

On December 12, 2023, Rio Tinto Canada ("Rio Tinto") subscribed for 3,468,208 common shares of the Company at a price of $1.73 per common share for gross proceeds of $6,000,000. The Company incurred $58,121 in costs associated with the private placement.

On May 1, 2023, in connection with a strategic investment by Mitsubishi Materials Corporation ("Mitsubishi Materials"), Rio Tinto subscribed for 878,809 common shares of the Company at a price of $2.63 per common share for gross proceeds of $2,311,268.

On April 14, 2023, as part of a strategic investment, Mitsubishi Materials purchased 8,091,390 common shares of the Company at a price of $2.63 per common share for gross proceeds of $21,280,356. The Company incurred $247,132 in costs associated with both private placements.